Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2023 CLP ($)	Dec. 31, 2022 CLP ($)	Dec. 31, 2022 USD ($)
Summary of Significant Accounting Policies [Line Items]
Revenue of operating segments, percentage	10.00%
Profit or loss, percentage	10.00%
Percentage of combined assets operating segments	10.00%
Foreign exchange rate	$ 87,445	$ 849.59	$ 1
Average incremental interest rate	1.44%
ECL allowance amount (in Pesos)		$ 3,341
PD equal percentage	100.00%
Average cost to sale, percentage	5.67%	5.80%	5.80%
Net income, percentage	30.00%
Terms of employee benefits	60 years
Expected Credit Losses [Member]
Summary of Significant Accounting Policies [Line Items]
PD equal percentage	100.00%
Top of range [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of inflation	4.70%
Bottom of range [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of inflation		13.30%	13.30%
CLF [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign exchange rate	36,789.36	35,110.98	35,110.98
Banco Santander Spain [Member] | Banco Santander-Chile [Member]
Summary of Significant Accounting Policies [Line Items]
Proportion of ownership interest in subsidiary	99.80%
Banco Santander Spain [Member] | Teatinos Siglo XXi inversiones Ltda [Member]
Summary of Significant Accounting Policies [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Banco Santander Spain [Member] | Santander-Chile Bank [Member]
Summary of Significant Accounting Policies [Line Items]
Proportion of ownership interest in subsidiary	67.18%